Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Offsetting [Abstract]
Offsetting Assets and Liabilities
The following tables summarize gross and net information about financial instruments and derivative instruments that are offset in the Company’s statement of consolidated balance sheets or that are subject to an enforceable master netting arrangement at December 31, 2013 and 2012.

	At December 31, 2013
				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Pledged	Net Amount
	(Dollars in thousands)
Description:
Derivatives	$1,181	$—	$1,181	$(2,150)	$(220)	$(1,189)
Repurchase agreements	710	—	710	(710)	—	—
Total	$1,891	$—	$1,891	$(2,860)	$(220)	$(1,189)

	At December 31, 2012
				Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Pledged	Net Amount
	(Dollars in thousands)
Description:
Derivatives	$1,984	$—	$1,984	$(2,586)	$(220)	$(822)
Repurchase agreements	517	—	517	(517)	—	—
Total	$2,501	$—	$2,501	$(3,103)	$(220)	$(822)